Harbor AlphaEdge Large Cap Value ETF Investment Objectives and Goals - Harbor AlphaEdge Large Cap Value ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Harbor AlphaEdge™ Large Cap Value ETF Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investment results that track, before fees and expenses, the performance of the Harbor AlphaEdgeTM Large Cap Value Index (the “Index”).